UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 130.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.2%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,345	$1,285,055
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020	1,354	1,362,294
Term Loan, 3.98%, Maturing June 4, 2021	463	465,325
Term Loan, 3.78%, Maturing June 9, 2023	1,097	1,104,860
Wesco Aircraft Hardware Corp.
Term Loan, 3.54%, Maturing October 4, 2021	222	221,262

		$4,438,796

Automotive — 2.8%
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023	$196	$198,753
FCA US, LLC
Term Loan, 3.28%, Maturing December 31, 2018	317	317,593
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	975	967,566
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	102	104,276
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	544	546,082
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022	175	176,094
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022	296	298,472
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020	994	995,678
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021	160	161,920

		$3,766,434

Beverage and Tobacco — 0.6%
9941762 Canada, Inc.
Term Loan, 4.75%, Maturing December 15, 2023	$525	$532,000
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(2)	500	300,000

		$832,000

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	$198	$200,525
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	498	472,335

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	$187	$179,920

		$852,780

Building and Development — 2.6%
American Builders & Contractors Supply Co.
Term Loan, 3.53%, Maturing October 31, 2023	$600	$605,333
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	270	272,552
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	539	544,408
DTZ U.S. Borrower, LLC
Term Loan, 4.30%, Maturing November 4, 2021	740	745,325
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	625	633,724
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	457	461,042
Summit Materials Companies I, LLC
Term Loan, 3.68%, Maturing July 17, 2022	148	149,459
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	150	151,308

		$3,563,151

Business Equipment and Services — 11.0%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	$750	$732,468
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	521	526,566
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	353	345,912
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	218	219,526
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	274	277,947
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(3)	100	100,375
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	1,479	1,484,113
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	243	244,189
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022	322	325,474
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	497	404,153
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020	195	77,448
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	370	42,597
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019	1,592	1,603,352
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	667	675,395
First Data Corporation
Term Loan, 3.78%, Maturing July 10, 2022	653	659,961

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	$118	$118,398
Term Loan, 4.00%, Maturing November 6, 2020	771	774,683
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023	78	78,643
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	495	499,064
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024	200	202,813
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	928	931,724
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023	474	479,735
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023	1,400	1,416,771
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	310	300,700
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022	224	227,734
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	272	271,978
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022	624	630,280
Spin Holdco, Inc.
Term Loan, 4.29%, Maturing November 14, 2019	782	780,570
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021	287	289,583
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023	125	125,938
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	232	233,221

		$15,081,311

Cable and Satellite Television — 4.2%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025	$275	$278,323
Charter Communications Operating, LLC
Term Loan, 3.04%, Maturing January 15, 2024	521	524,355
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024	656	663,876
MCC Iowa, LLC
Term Loan, 3.50%, Maturing June 30, 2021	219	221,466
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024	199	200,584
Radiate Holdco, LLC
Term Loan, 3.78%, Maturing February 1, 2024	175	176,437
Telenet International Finance S.a.r.l.
Term Loan, 3.77%, Maturing January 31, 2025	475	479,973
UPC Financing Partnership
Term Loan, 3.52%, Maturing April 15, 2025	650	654,976
Virgin Media Investment Holdings Limited
Term Loan, 3.52%, Maturing January 31, 2025	1,650	1,661,344

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ziggo Secured Finance Partnership
Term Loan, 3.27%, Maturing April 15, 2025	$850	$851,973

		$5,713,307

Chemicals and Plastics — 7.8%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	$74	$74,227
Atotech B.V.
Term Loan, 4.00%, Maturing January 31, 2024	125	126,055
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023	1,008	1,020,915
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	120	121,150
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022	150	150,250
Flint Group GmbH
Term Loan, 4.00%, Maturing September 7, 2021	38	38,372
Flint Group US, LLC
Term Loan, 4.00%, Maturing September 7, 2021	231	232,841
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021	515	522,554
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021	200	200,996
Term Loan, 3.80%, Maturing April 1, 2023	449	453,176
Ineos US Finance, LLC
Term Loan, Maturing March 31, 2022(3)	172	171,936
Term Loan, Maturing April 1, 2024(3)	150	150,956
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022	775	785,614
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	267	267,772
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	381	385,912
Term Loan, 5.00%, Maturing June 7, 2023	496	502,430
Minerals Technologies, Inc.
Term Loan, 3.03%, Maturing February 14, 2024	265	267,844
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021	302	303,465
PolyOne Corporation
Term Loan, 3.03%, Maturing November 12, 2022	124	124,834
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022	497	503,851
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021	335	336,461
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	215	215,096
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,059	1,071,008
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,433	1,442,858
Univar, Inc.
Term Loan, 3.61%, Maturing July 1, 2022	839	841,080
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022	394	399,417

		$10,711,070

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022	$393	$357,522

		$357,522

Containers and Glass Products — 3.2%
Berry Plastics Group, Inc.
Term Loan, 3.28%, Maturing October 3, 2022	$257	$259,238
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023	475	479,379
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021	92	92,507
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	363	362,704
Reynolds Group Holdings, Inc.
Term Loan, 3.78%, Maturing February 5, 2023	2,423	2,439,179
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	746	752,150

		$4,385,157

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.28%, Maturing October 27, 2022	$223	$226,386
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023	450	453,094
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022	284	287,374

		$966,854

Drugs — 6.7%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$258	$258,296
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	997	998,786
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023	748	757,155
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	219	220,769
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022	668	671,730
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021	542	551,231
Term Loan, 5.50%, Maturing May 7, 2021	290	292,900
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,629	1,640,510
Mallinckrodt International Finance S.A.
Term Loan, 3.75%, Maturing September 24, 2024	739	743,388
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.27%, Maturing August 5, 2020	1,752	1,760,906
Term Loan, 5.53%, Maturing April 1, 2022	1,321	1,331,167

		$9,226,838

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023	$493	$499,115
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	793	802,622
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023	200	200,207

		$1,501,944

Electronics/Electrical — 14.2%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(4)	$567	$232,492
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021	323	325,715
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022	500	505,782
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022	469	475,463
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	190	185,364
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022	247	248,830
Cypress Semiconductor Corporation
Term Loan, 4.53%, Maturing July 5, 2021	268	271,812
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	123	123,575
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024	300	303,375
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021	64	64,155
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	215	213,360
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	931,035
Go Daddy Operating Company, LLC
Term Loan, 0.00%, Maturing February 15, 2024(5)	742	744,106
Term Loan, 3.27%, Maturing February 15, 2024	558	560,038
Hyland Software, Inc.
Term Loan, 4.03%, Maturing July 1, 2022	978	992,954
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	500	507,188
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	1,899	1,903,114
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	766	764,457
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	539	538,756
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	196	199,685
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	248	250,063
Term Loan, 4.79%, Maturing November 19, 2021	259	262,421

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	$962	$967,822
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	318	319,545
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	324	328,848
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	858	859,824
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	274	277,291
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	51	49,362
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,005	922,007
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	41	41,709
Term Loan, 4.03%, Maturing July 8, 2022	431	434,617
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	473	480,023
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	218	212,058
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	200	200,925
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	175	175,328
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	923	929,223
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	472	473,410
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	574	579,401
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 26, 2023	291	291,702
Term Loan, Maturing August 26, 2023(3)	175	176,094
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023	736	742,340
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	408	413,705

		$19,478,974

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing January 13, 2022(3)	$1,025	$1,043,741

		$1,043,741

Financial Intermediaries — 3.9%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$880	$883,782
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	100	100,888
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	107	108,325

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	$125	$126,836
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	238	239,511
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	1,080	1,090,167
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	525	532,875
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	100	100,958
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	675	690,609
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	466	471,004
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	1,098	1,048,784

		$5,393,739

Food Products — 4.2%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	$375	$380,089
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021	658	602,436
Dole Food Company, Inc.
Term Loan, 4.55%, Maturing November 1, 2018	1,463	1,472,118
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	201	201,070
HLF Financing S.a.r.l.
Term Loan, 6.28%, Maturing February 13, 2023	375	375,664
JBS USA, LLC
Term Loan, 3.28%, Maturing October 30, 2022	1,575	1,582,054
Keurig Green Mountain, Inc.
Term Loan, 5.27%, Maturing March 3, 2023	68	69,208
Nature’s Bounty Co. (The)
Term Loan, 4.50%, Maturing May 5, 2023	920	922,676
Pinnacle Foods Finance, LLC
Term Loan, Maturing February 2, 2024(3)	200	201,172

		$5,806,487

Food Service — 2.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.25%, Maturing February 16, 2024	$1,214	$1,216,185
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023	91	92,636
Landry’s, Inc.
Term Loan, 4.03%, Maturing October 4, 2023	600	607,500
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	383	388,326
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023	250	252,695

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020	$482	$426,586
Yum! Brands, Inc.
Term Loan, 3.53%, Maturing June 16, 2023	249	252,293

		$3,236,221

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021	$316	$319,651
Term Loan, 4.25%, Maturing December 22, 2022	499	506,700
Term Loan, 4.30%, Maturing June 22, 2023	1,086	1,103,344
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	547	551,881

		$2,481,576

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	$249	$251,557

		$251,557

Health Care — 14.7%
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	$248	$249,285
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	219	222,489
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	413	413,915
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	123	123,746
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	197	198,964
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	200	199,500
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	702	706,396
CeramTec Acquisition Corporation
Term Loan, 4.30%, Maturing August 30, 2020	53	52,835
Change Healthcare Holdings, Inc.
Term Loan, Maturing March 1, 2024(3)	1,600	1,606,000
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	521	527,380
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	216	214,365
Term Loan, 4.05%, Maturing January 27, 2021	397	390,955
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023	150	151,188
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	241	239,769
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	542	532,157

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	$1,475	$1,489,486
Faenza Acquisition GmbH
Term Loan, 4.30%, Maturing August 30, 2020	138	138,213
Term Loan, 4.30%, Maturing August 30, 2020	451	452,790
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	499	503,052
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	272	275,650
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	469	472,021
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.96%, Maturing January 31, 2025	850	854,562
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	772	771,308
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	248	249,356
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	800	805,500
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	1,361	1,353,149
Kinetic Concepts, Inc.
Term Loan, Maturing February 2, 2024(3)	650	649,477
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	496	500,404
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	175	164,605
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	281	276,385
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,226	1,246,018
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	204	200,930
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	146	146,313
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	97	50,012
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	521	502,444
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	404	382,936
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	805	798,852
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	175	175,656
RadNet, Inc.
Term Loan, 4.28%, Maturing June 30, 2023	346	347,569
Select Medical Corporation
Term Loan, Maturing January 26, 2024(3)	400	398,000
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	173	173,134

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Team Health, Inc.
Term Loan, 3.75%, Maturing February 6, 2024	$500	$499,140
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	494	495,853

		$20,201,759

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023	$1,075	$1,081,535

		$1,081,535

Industrial Equipment — 7.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$953	$946,724
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	109	109,350
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	200	203,189
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	699	702,864
Term Loan, 5.50%, Maturing January 15, 2021	149	149,992
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020	46	46,101
Term Loan, Maturing November 21, 2020(3)	104	105,327
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020	1,853	1,846,615
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021	1,353	1,356,649
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	681	685,228
Milacron, LLC
Term Loan, 3.78%, Maturing September 28, 2023	675	679,219
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	417	389,381
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023	1,751	1,763,802
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021	427	431,881
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021	358	347,400

		$9,763,722

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$493	$497,168
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	350	352,297
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	273	276,074
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	175	177,771

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020	$71	$71,848
Term Loan, 4.25%, Maturing August 4, 2022	1,412	1,431,794
Term Loan, 4.75%, Maturing November 3, 2023	424	429,555
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	278,609
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	586	520,657
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	726	731,286
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	100	101,146
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	817	820,269

		$5,688,474

Leisure Goods/Activities/Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.53%, Maturing December 15, 2023	$125	$126,437
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	525	527,887
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	1,095	1,102,138
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	125	126,594
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	99	99,725
Delta 2 (LUX) S.a.r.l.
Term Loan, Maturing July 30, 2021(3)	175	175,766
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	86	86,962
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	56	56,708
Term Loan, 5.82%, Maturing May 8, 2021	436	439,486
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	131	133,383
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	292	296,326
Sabre GLBL, Inc.
Term Loan, 3.53%, Maturing February 22, 2024	644	649,495
SRAM, LLC
Term Loan, 4.04%, Maturing April 10, 2020	289	287,441
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	449	452,690

		$4,561,038

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$857	$859,649
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	52,918
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	37	37,705
Term Loan, 3.71%, Maturing September 15, 2023	199	201,185
CityCenter Holdings, LLC
Term Loan, 3.53%, Maturing October 16, 2020	164	166,465

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	$324	$325,461
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	225	228,154
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	27	27,059
Term Loan, 4.54%, Maturing November 21, 2019	62	63,137
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	76	76,664
Term Loan, 3.28%, Maturing October 25, 2023	1,033	1,043,533
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	246	247,644
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.28%, Maturing April 25, 2023	471	475,150
Playa Resorts Holding B.V.
Term Loan, 4.04%, Maturing August 9, 2019	97	97,113
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	97	97,476

		$3,999,313

Nonferrous Metals/Minerals — 1.4%
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	$252	$253,264
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	172	174,338
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	484	477,098
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	200	202,612
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	487	482,100
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(2)(4)	270	44,139
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	121	121,948
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	175,875

		$1,931,374

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(4)	$467	$310,579
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	781	787,686
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	202	205,621
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	244	246,025
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	245	233,192
Term Loan, 8.00%, Maturing August 31, 2020	50	48,125
Term Loan, 8.38%, Maturing September 30, 2020	66	58,648
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	109	83,322
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	50	50,348

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	$222	$87,487
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	822	619,743
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	10	8,485
Term Loan, 4.56%, Maturing December 16, 2020	25	22,751
Term Loan, 4.56%, Maturing December 16, 2020	183	163,552
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	55	48,641
Term Loan, 4.45%, Maturing October 1, 2019	90	79,634
Term Loan, 4.45%, Maturing October 1, 2019	678	600,975
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	14	11,506

		$3,666,320

Publishing — 1.9%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$315	$317,579
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,126	995,426
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	229	230,885
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	148	148,010
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	420	423,723
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	316	316,694
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022	200	199,000

		$2,631,317

Radio and Television — 4.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$118	$111,775
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	515	467,823
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	294	297,502
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	796,043
Entercom Radio, LLC
Term Loan, 4.51%, Maturing November 1, 2023	239	240,361
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	781	780,833
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	142	142,490
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019	500	435,469
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	72	72,617
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	755	764,666

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	$499	$500,802
Term Loan, 4.00%, Maturing March 1, 2020	1,446	1,453,637

		$6,064,018

Retailers (Except Food and Drug) — 5.6%
Bass Pro Group, LLC
Term Loan, 4.02%, Maturing June 5, 2020	$565	$546,577
Term Loan, 5.97%, Maturing December 16, 2023	300	288,914
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	250	248,663
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	41	40,844
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	475	422,887
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	524	469,961
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	522	523,107
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	754	435,255
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	220	215,688
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	951	949,733
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	569	460,957
Party City Holdings, Inc.
Term Loan, 3.86%, Maturing August 19, 2022	639	636,955
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	1,204	1,187,185
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	527	517,912
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	122	114,563
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	451	437,058
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	225	226,688

		$7,722,947

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$735	$739,939
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	372	369,784
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(2)	17	0
Zekelman Industries, Inc.
Term Loan, 4.75%, Maturing June 14, 2021	971	981,835

		$2,091,558

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.54%, Maturing June 30, 2023	$249	$249,741
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	28	27,637
Term Loan, 4.00%, Maturing July 31, 2022	91	90,879
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	75	75,531
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	389	364,931

		$808,719

Telecommunications — 4.2%
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	$300	$288,750
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,450	1,438,672
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	418	391,465
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	172	174,224
Onvoy, LLC
Term Loan, 5.50%, Maturing February 10, 2024	475	475,594
Sprint Communications, Inc.
Term Loan, 3.31%, Maturing February 2, 2024	850	852,019
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,030	938,286
Telesat Canada
Term Loan, 3.85%, Maturing November 17, 2023	1,172	1,183,783

		$5,742,793

Utilities — 2.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.28%, Maturing January 31, 2022	$145	$145,582
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	200	200,500
Term Loan, 2.60%, Maturing December 26, 2019	125	125,089
Term Loan, 3.75%, Maturing January 15, 2024	813	817,577
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	28,754
Term Loan, 5.00%, Maturing December 19, 2021	634	640,419
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	243	235,312
Lightstone Generation, LLC
Term Loan, 6.54%, Maturing January 30, 2024	35	35,261
Term Loan, 6.54%, Maturing January 30, 2024	365	370,239
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	538	517,983
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	566	512,569

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021		$326	$330,061

			$3,959,346

Total Senior Floating-Rate Loans (identified cost $180,851,964)			$179,003,692

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.69%, Maturing 10/10/47(6)		$100	$68,946
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 3.96%, Maturing 9/15/47(6)(7)		100	82,937

Total Commercial Mortgage-Backed Securities (identified cost $174,349)			$151,883

Corporate Bonds & Notes — 10.2%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.5%
Bombardier, Inc.
7.45%, 5/1/34(6)		640	$616,000

			$616,000

Banks and Thrifts — 0.5%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(8)	AUD	640	$502,622
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	186,205

			$688,827

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$473,037

			$473,037

Capital Goods — 0.4%
Valmont Industries, Inc.
5.00%, 10/1/44		550	$522,991

			$522,991

Chemicals and Plastics — 0.5%
CF Industries, Inc.
4.95%, 6/1/43		820	$709,300

			$709,300

Computers — 0.6%
Seagate HDD Cayman
4.875%, 6/1/27		830	$777,306

			$777,306

Security	Principal Amount* (000’s omitted)	Value
Diversified Financial Services — 1.0%
Jefferies Group, LLC
6.50%, 1/20/43	600	$635,431
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(6)	730	700,396

		$1,335,827

Engineering & Construction — 0.2%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/23(6)	547	$203,676

		$203,676

Food/Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(6)	685	$702,125

		$702,125

Manufacturing — 0.3%
Trinity Industries, Inc.
4.55%, 10/1/24	440	$443,500

		$443,500

Metals/Mining — 0.9%
Freeport-McMoRan, Inc.
5.45%, 3/15/43	750	$645,000
Southern Copper Corp.
5.25%, 11/8/42	575	565,922

		$1,210,922

Nonferrous Metals/Minerals — 0.8%
Teck Resources, Ltd.
5.20%, 3/1/42	1,150	$1,095,375
5.40%, 2/1/43	71	67,982

		$1,163,357

Oil and Gas — 2.1%
Ecopetrol SA
5.875%, 5/28/45	450	$410,265
Ensco PLC
5.20%, 3/15/25	706	628,340
Genneia S.A.
8.75%, 1/20/22(6)	200	208,800
Petrobras Global Finance BV
5.625%, 5/20/43	905	726,262
Rowan Cos., Inc.
4.75%, 1/15/24	415	378,688
5.40%, 12/1/42	675	546,750

		$2,899,105

Retailers (Except Food and Drug) — 1.4%
JC Penney Corp., Inc.
6.375%, 10/15/36	670	$515,900
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	970	819,728

Security	Principal Amount* (000’s omitted)		Value
Signet UK Finance PLC
4.70%, 6/15/24		600	$586,016

			$1,921,644

Telecommunications — 0.1%
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(4)(6)		425	$145,562

			$145,562

Transportation — 0.1%
Aeropuertos Argentina 2000 S.A.
6.875%, 2/1/27(6)		195	$202,108

			$202,108

Total Corporate Bonds & Notes (identified cost $13,277,012)			$14,015,287

Foreign Government Bonds — 2.7%
Security	Principal Amount (000’s omitted)		Value
Brazil — 0.5%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,150	$685,934

			$685,934

Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(6)	CAD	900	$746,196

			$746,196

Mexico — 0.7%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$984,979

			$984,979

Supranational — 1.0%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$317,559
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	309,172
International Finance Corp.
7.80%, 6/3/19	INR	24,990	390,554
8.25%, 6/10/21	INR	18,100	291,046

			$1,308,331

Total Foreign Government Bonds (identified cost $3,596,350)			$3,725,440

Convertible Bonds — 0.9%
Security	Principal Amount (000’s omitted)	Value
Home Builders — 0.1%
CalAtlantic Group, Inc.
1.25%, 8/1/32	$210	$215,775

		$215,775

Oil & Gas — 0.5%
Ascent Resources - Utica, LLC/AEU Finance Corp.
3.50%, 3/1/21(6)(9)	$211	$164,271
Whiting Petroleum Corp.
1.25%, 4/1/20	525	470,531

		$634,802

Telecommunications — 0.3%
Ciena Corp.
3.75%, 10/15/18(6)	$250	$355,000

		$355,000

Total Convertible Bonds (identified cost $1,199,498)		$1,205,577

Common Stocks — 4.8%

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp.(2)(10)(11)	2,334,705	$1,634
RCS Capital Corp.(2)(10)(11)	6,066	94,023

		$95,657

Diversified Financial Services — 0.4%
Medley Capital Corp.	74,500	$564,710

		$564,710

Electronics/Electrical — 0.1%
Intel Corp.	4,500	$162,900

		$162,900

Financial Services — 0.3%
Bank of America Corp.	7,600	$187,568
Regions Financial Corp.	10,000	152,700

		$340,268

Health Care — 0.0%(12)
New Millennium Holdco, Inc.(10)(11)	10,394	$12,993

		$12,993

Investment Companies — 2.4%
Ares Capital Corp.	59,000	$1,047,250
PennantPark Investment Corp.	72,837	620,571
Solar Capital, Ltd.	43,000	957,610
THL Credit, Inc.	67,000	698,140

		$3,323,571

IT Services — 0.2%
International Business Machines Corp.	1,640	$294,905

		$294,905

Security	Shares	Value
Nonferrous Metals/Minerals — 0.4%
Cliffs Natural Resources, Inc.(10)	45,260	$482,472
Freeport-McMoRan, Inc.	4,945	66,263

		$548,735

Oil and Gas — 0.2%
California Resources Corp.(10)	31	$554
Royal Dutch Shell PLC, Class B, ADR	5,150	283,250
Southcross Holdings Group, LLC(2)(10)(11)	15	0
Southcross Holdings L.P., Class A(10)(11)	15	5,156

		$288,960

Retail — 0.3%
Signet Jewelers, Ltd.	6,300	$400,617

		$400,617

Transportation — 0.4%
A.P. Moller-Maersk A/S, Class B	315	$512,195

		$512,195

Total Common Stocks (identified cost $7,925,280)		$6,545,511

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1, 7.50%(2)(10)(11)	2,597	$727

		$727

Oil & Gas — 1.1%
Chesapeake Energy Corp., 5.75%	2,240	$1,436,400

		$1,436,400

Real Estate Investment Trusts (REITs) — 0.4%
iStar, Inc., Series J, 4.50%	11,500	$587,765

		$587,765

Total Convertible Preferred Stocks (identified cost $1,859,013)		$2,024,892

Short-Term Investments — 3.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(13)	5,207,689	$5,209,251

Total Short-Term Investments (identified cost $5,208,403)		$5,209,251

Value
Total Investments — 154.5% (identified cost $214,091,869)	$211,881,533

Less Unfunded Loan Commitments — (0.5)%	$(741,742)

Net Investments — 154.0% (identified cost $213,350,127)	$211,139,791

Notes Payable — (36.5)%	$(50,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (13.8)%	$(19,000,000)

Other Assets, Less Liabilities — (3.7)%	$(5,022,200)

Net Assets Applicable to Common Shares — 100.0%	$137,117,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	This Senior Loan will settle after February 28, 2017, at which time the interest rate will be determined.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $4,196,017 or 3.1% of the Fund’s net assets applicable to common shares.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at February 28, 2017.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2017, the aggregate value of these securities is $502,622 or 0.4% of the Fund’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Amount is less than 0.05%.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $20,902.

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

The Fund did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$213,406,401

Gross unrealized appreciation	$3,859,698
Gross unrealized depreciation	(6,126,308)

Net unrealized depreciation	$(2,266,610)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$177,917,811	$344,139	$178,261,950
Commercial Mortgage-Backed Securities	—	151,883	—	151,883
Corporate Bonds & Notes	—	14,015,287	—	14,015,287
Foreign Government Bonds	—	3,725,440	—	3,725,440
Convertible Bonds	—	1,205,577	—	1,205,577
Common Stocks	5,919,510	530,344	95,657	6,545,511
Convertible Preferred Stocks	—	2,024,165	727	2,024,892
Short-Term Investments	—	5,209,251	—	5,209,251
Total Investments	$5,919,510	$204,779,758	$440,523	$211,139,791

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2017 is not presented. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017